Group Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of transactions and balances with related parties are as follows:

	June 30, 2022
(Euros)	Shareholders	Joint Venture	Total
Income
Revenue	12,822	—	12,822

Statement of financial position
Loans granted to Joint Venture (see note 12)	—	1,400,499	1,400,499
Receivables from Joint Venture (see note 12)	—	537,310	537,310

	December 31, 2021
(Euros)	Shareholders	Joint Venture	Total
Statement of financial position
Non-current Loans granted to Joint Venture (see note 12)	—	565,873	565,873
Current Loans granted to Joint Venture (see note 12)	—	685,048	685,048
Receivables from Joint Venture (see note 12)	—	535,268	535,268

	June 30, 2021
(Euros)	Shareholders	Joint Venture	Total
Income
Revenue	—	—	—

Details of transactions and balances with related parties are as follows:

	31 December 2021
(Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on convertible bonds (see note 13 and 22)	1,436,828	—	—	1,436,828
Valuations of convertible bonds (see note 13 and 22)	19,148,242	—	—	19,148,242
Interest on shareholder and other loans (see note 22)	2,864	60,709	—	63,573
Professional services	—	—	—	—

Statement of financial position
Non-current loans granted to Joint Venture (see note 13)	—	565,873	—	565,873
Current loans granted to Joint Venture (see note 13)	—	685,048	—	685,048
Receivables from Joint Venture (see note 13)	—	535,268	—	535,268
Borrowings (see note 13)	(21,139)	—	—	(21,139)

	31 December 2020
(Euros)	Shareholders	Joint Venture	Key management	Total
Expenses
Interest on convertible bonds (see note 13 and 22)	214,427	—	—	214,427
Interest on shareholder and other loans (see note 22)	7,578	—	—	7,578
Other financial interest	—	—	10,048	10,048
Professional services	—	—	63,500	63,500

Statement of financial position
Current loans granted to Joint Venture (see note 13)	—	474,174	—	474,174
Receivables from Joint Venture (see note 13)	—	475,565	—	475,565
Convertible bonds (see note 13)	(18,094,427)	—	—	(18,094,427)
Borrowings (see note 13)	(108,481)	—	—	(108,481)
Trade and other financial payables (see note 13)	(29,040)	—	—	(29,040)

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties
Details of the remuneration accrued by the members of the Company’s senior management are as follows:

(Euros)	June 30, 2022	June 30, 2021
Wages and salaries	1,575,044	973,170
Share-based payment plan expenses	16,129,551	662,242

Total	17,704,595	1,635,412

Details of the remuneration accrued by the members of the Company’s senior management are as follows:

(Euros)	2021	2020	2019
Salaries and similar	2,921,274	870,222	513,432
Share-based payment plan expenses	1,755,773	1,339,262	398,171

Total	4,677,047	2,209,484	911,603